Segmented Information and Other Additional Disclosures - Schedule of costs allocated to expense categories, and to cost of sales (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	$ 3,666,686	$ 3,262,331	$ 1,909,196
Administrative Fees
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	3,666,686	3,128,304	1,778,178
Sales and marketing
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	0	30,000	120,000
Cost of sales
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	$ 0	$ 104,027	$ 11,018